CONVERTIBLE DEBT INSTRUMENTS - Narrative (Details)	1 Months Ended		3 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facilities					$ 13,077,670	$ 55,460,722
March 2020 Convertible Loan
Disclosure of detailed information about borrowings [line items]
Nominal Value			$ 3,741,675					$ 5,000,000
Interest Rate			7.50%					7.50%
Financing fees			$ 70,376	$ 94,043
Credit facilities			$ 3,318,735			3,676,252		$ 4,400,000	$ 0
Effective interest rate			10.76%					10.76%
Residual value recorded as equity			$ 422,940					$ 600,000
September 2020 Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Nominal Value	$ 15,340,000						$ 20,000,000
Interest Rate	15.00%						15.00%
Financing fees	$ 313,131	$ 417,675
Credit facilities	$ 14,290,420					$ 15,190,638	$ 18,600,000		$ 0
Effective interest rate	20.52%						20.52%
Residual value recorded as equity	$ 1,049,580						$ 1,400,000